CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (6,900)	$ 1,026	$ 3,108
Realized foreign currency translation adjustments	64
Foreign currency translation adjustments	1,772	(73)	(3,891)
Total comprehensive income (loss)	(5,064)	953	(783)
Total comprehensive income (loss) attributable to non-controlling interests	14	(3)	(33)
Total comprehensive income (loss) attributable to Magal shareholders'	$ (5,078)	$ 956	$ (750)